Consolidated Statements of Profit or Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Transaction and service revenue	$ 2,500	$ 2,136	$ 1,768
Gain on sale of consumer receivables	73	0	0
Interest income	937	675	508
Total revenue	3,509	2,811	2,276
Processing and servicing costs	(809)	(596)	(541)
Provision for credit losses	(794)	(495)	(353)
Funding costs	(667)	(503)	(297)
Technology and product development	(486)	(444)	(389)
Sales and marketing	(414)	(328)	(381)
Customer service and operations	(207)	(203)	(240)
General and administrative	(306)	(281)	(270)
Depreciation, amortization and impairments	(55)	(82)	(128)
Operating expenses	(3,739)	(2,932)	(2,599)
Operating loss	(230)	(121)	(323)
Other income (expense)	(11)	154	19
Profit (loss) before taxes	(241)	33	(304)
Tax (expense) benefit	(32)	(12)	60
Net profit (loss)	(273)	21	(244)
Whereof attributable to:
Shareholders of Klarna Group plc	(294)	3	(249)
Non-controlling interests	21	12	0
Other equity holders	0	6	5
Net profit (loss)	$ (273)	$ 21	$ (244)
Net profit (loss) per share attributable to shareholders of Klarna Group plc
Basic earnings (loss) per share (in USD per share)	$ (0.79)	$ 0.01	$ (0.69)
Diluted earnings (loss) per share (in USD per share)	$ (0.79)	$ 0.01	$ (0.69)